Retirement Benefits (Summary of changes in the fair value of the plans’ Level 3 assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	$ 323	$ 260
Purchases	29	35
Sales	(16)	(28)
Unrealized Gain/(Loss)	2	68
Realized Gain/(Loss)	0	1
Exchange Rate Impact	41	(13)
Transfers in/(out) and Other	(7)	0
Fair Value, Asset Value, Ending	372	323
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	312	257
Purchases	20	27
Sales	(15)	(28)
Unrealized Gain/(Loss)	(7)	67
Realized Gain/(Loss)	0	1
Exchange Rate Impact	40	(12)
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	350	312
Corporate stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	2	2
Purchases	0	0
Sales	0	0
Unrealized Gain/(Loss)	0	0
Realized Gain/(Loss)	0	0
Exchange Rate Impact	0	0
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	2	2
Corporate Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	9	1
Purchases	9	8
Sales	(1)	0
Unrealized Gain/(Loss)	9	1
Realized Gain/(Loss)	0	0
Exchange Rate Impact	1	(1)
Transfers in/(out) and Other	(7)	0
Fair Value, Asset Value, Ending	$ 20	$ 9